Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 19,384			$ 22,424
Business and government	179,577			150,213
Residential mortgages	267,727			251,526
Debt securities measured at FVOCI	56,606			53,997
FVO securities purchased under resale agreements	60,135			67,572
Derivative instruments	36,284			35,912
Obligations related to securities sold short	20,179			22,790
Obligations related to securities sold under repurchase agreements	63,692			71,880
Derivative instruments	39,439			32,101
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	885			296
Debt securities mandatorily measured and designated at FVTPL	36,369			34,041
Business and government	29,302			25,983
Residential mortgages	7			16
Loans mandatorily measured at FVTPL	29,309			25,999
Debt securities measured at FVOCI	56,080			53,161
FVO securities purchased under resale agreements	4,715			7,090
Derivative instruments	36,284			35,912
Total financial assets	198,813			195,539
Deposits and other liabilities	(25,461)			(19,444)
Obligations related to securities sold short	(20,179)			(22,790)
Obligations related to securities sold under repurchase agreements	(3,841)			(3,975)
Derivative instruments	(39,439)			(32,101)
Total financial liabilities	(88,920)			(78,310)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	29,648			27,752
Debt securities measured at FVOCI	47,614			43,431
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	35,171			39,040
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,576			3,999
Debt securities measured at FVOCI	6,647			7,833
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,145			2,290
Debt securities measured at FVOCI	1,819			1,897
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,993			8,986
Derivative instruments	(10,228)			(8,562)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,045			11,707
Derivative instruments	(16,339)			(11,039)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	54			53
Derivative instruments	(71)			(104)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,481			6,540
Derivative instruments	(6,257)			(8,779)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	168			132
Derivative instruments	(344)			(147)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,543			8,494
Derivative instruments	(6,200)			(3,470)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,937			3,015
Debt securities measured at FVOCI	3,402			5,309
Derivative instruments	2,833			4,996
Total financial assets	45,121			51,426
Obligations related to securities sold short	(5,301)			(11,226)
Derivative instruments	(3,655)			(4,544)
Total financial liabilities	(8,956)			(15,770)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,937			3,015
Debt securities measured at FVOCI	3,402			5,309
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	33,949			38,106
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	17			3
Derivative instruments	(7)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,697			4,650
Derivative instruments	(3,083)			(3,422)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	119			343
Derivative instruments	(565)			(1,122)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	885			296
Debt securities mandatorily measured and designated at FVTPL	31,283			30,969
Business and government	28,652			24,945
Residential mortgages	7			16
Loans mandatorily measured at FVTPL	28,659			24,961
Debt securities measured at FVOCI	52,678			47,852
FVO securities purchased under resale agreements	4,715			7,090
Derivative instruments	33,388			30,819
Total financial assets	152,376			142,525
Deposits and other liabilities	(24,971)			(18,702)
Obligations related to securities sold short	(14,878)			(11,564)
Obligations related to securities sold under repurchase agreements	(3,841)			(3,975)
Derivative instruments	(35,178)			(27,290)
Total financial liabilities	(78,868)			(61,531)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	24,711			24,737
Debt securities measured at FVOCI	44,212			38,122
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	768			538
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,574			3,997
Debt securities measured at FVOCI	6,647			7,833
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	2,998			2,235
Debt securities measured at FVOCI	1,819			1,897
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,960			8,948
Derivative instruments	(9,665)			(8,426)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,045			11,707
Derivative instruments	(16,339)			(11,039)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11			4
Derivative instruments	(24)			(50)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,780			1,877
Derivative instruments	(3,171)			(5,280)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	168			132
Derivative instruments	(344)			(147)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,424			8,151
Derivative instruments	(5,635)			(2,348)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,316	$ 1,224	$ 1,266	1,588	$ 1,747	$ 1,604	$ 1,400
Total financial liabilities	(1,096)	$ (1,486)	$ (1,088)	(1,009)	$ (1,035)	$ (1,065)	$ (294)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	149			57
Business and government	650			1,038
Loans mandatorily measured at FVTPL	650			1,038
Derivative instruments	63			97
Total financial assets	1,316			1,588
Deposits and other liabilities	(490)			(742)
Derivative instruments	(606)			(267)
Total financial liabilities	(1,096)			(1,009)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	454			396
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	2			2
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	147			55
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	16			35
Derivative instruments	(556)			(136)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	43			49
Derivative instruments	(47)			(54)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4			13
Derivative instruments	$ (3)			$ (77)